Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net sales and other operating revenue (note 2)	¥ 11,842,451	¥ 9,877,947	¥ 7,948,095
Operating costs and expenses:
Cost of sales (notes 1(k), 1(u), 2 and 13)	8,761,083	7,345,162	5,919,633
Selling, general and administrative (notes 1(k), 1(u) and 13)	1,696,957	1,427,705	1,277,280
Research and development (note 1(k))	634,130	560,270	519,818
Total operating costs and expenses	11,092,170	9,333,137	7,716,731
Operating income	750,281	544,810	231,364
Other income (expenses):
Interest income	24,026	25,742	33,461
Interest expense	(12,703)	(12,157)	(10,378)
Other, net (notes 1(p), 7, 15 and 17)	(32,664)	(69,504)	2,956
Total other income (expenses)	(21,341)	(55,919)	26,039
Income before income taxes and equity in income of affiliates	728,940	488,891	257,403
Income tax expense (notes 11 and 15):
Current	207,236	125,724	86,074
Deferred	45,426	53,252	49,661
Total	252,662	178,976	135,735
Income before equity in income of affiliates	476,278	309,915	121,668
Equity in income of affiliates (note 6)	132,471	82,723	100,406
Net income	608,749	392,638	222,074
Less: Net income attributable to noncontrolling interests	34,642	25,489	10,592
Net income attributable to Honda Motor Co., Ltd.	¥ 574,107	¥ 367,149	¥ 211,482
Basic net income attributable to Honda Motor Co., Ltd. per common share (in yen per share) (note 1(o))	¥ 318.54	¥ 203.71	¥ 117.34